                                           [CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS
ANNUAL REPORT

AUGUST 31, 2002

 - CREDIT SUISSE
   SELECT EQUITY FUND

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 9030, BOSTON, MA 02205-9030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3147. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF AUGUST 31, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE SELECT EQUITY FUND
PORTFOLIO MANAGER'S LETTER
August 31, 2002

                                                                 October 1, 2002

Dear Shareholder:

     For the 12 months ended August 31, 2002, the Common Class Shares, Institutional Shares, Class A Shares (without sales charge)(1), Class B Shares (without contingent deferred sales charge)(1) and Class C Shares (without contingent deferred sales charge)(1) of Credit Suisse Select Equity Fund(2,3) (the "Fund") had losses of 20.21%, 19.98%, 20.13%, 20.75% and 21.03%
respectively, vs. a decline of 17.99% for the S&P 500 Index.(4)

     The period was a poor one for equities. While the economy showed surprising resilience in the wake of September 11, helping markets to rally in late 2001, sentiment deteriorated in 2002. This was largely due to widespread concerns over accounting and corporate-governance issues, lackluster profit growth, and increasingly mixed signals about the economy's prospects heading toward 2003. There were few places to hide, with even many traditionally defensive sectors posting significant losses. Technology and telecommunications stocks were the worst performers, spiraling further downward in the wake of their strong surge in the late 1990s.

     Against this backdrop, the Fund lost value and marginally underperformed its benchmark. The Fund was hurt by the broad decline in equities and by weakness in certain areas, chiefly the media sector. On the positive side, the Fund was aided by its continued underweighting in the technology and telecommunications sectors, a reflection of the tepid business spending and overcapacity, respectively, we see within many of these companies. The Fund was also helped by good stock selection in the health-care area.

     Looking ahead, we believe that the economy should remain on a growth path, avoiding a "double dip" recession. However, we also believe that the recovery will be a modest one for at least several quarters. Until growth turns more substantial, we expect the general profit, revenue, and capital-expenditure backdrop to remain less than robust as well, potentially restraining equity markets for a while. Ongoing accounting worries could also weigh on stocks, as could heightened geopolitical risk.

     Amid the uncertainty, we will, as always, focus on companies that we deem to have positive or improving return on invested capital, which we see as crucial to fueling longer-term growth and creating shareholder value. In terms of sector allocation, we intend to maintain exposure to companies that we believe will perform better than the broad market in the context of our economic viewpoint. These include specific energy, materials and industrial companies that we think have compelling valuations at present (we were significantly overweighted in energy at the end of the period).

     Elsewhere of note, we continue to see opportunities in a variety of other sectors, such as health-care. We ended the period with a roughly neutral weighting in the consumer area, broadly defined, but with limited exposure to retail companies. We continue to closely monitor the consumer's sentiment and spending prospects, and will adjust the Fund's exposure as we deem appropriate. We expect to remain underweighted in technology, at least until capital expenditures pick up, and will likely continue to avoid telecommunications companies. We maintain a positive outlook on certain financial-services companies (e.g., large insurers), but intend to remain underweighted here based on broad credit-quality concerns.

Sincerely yours,

D. Susan Everly
Portfolio Manager

Credit Suisse Asset Management, LLC (CSAM)

      THE FUND IS PERMITTED TO INVEST A GREATER PROPORTION OF ITS ASSETS IN THE SECURITIES OF A SMALLER NUMBER OF ISSUERS. AS A RESULT, THE FUND MAY BE SUBJECT TO GREATER VOLATILITY WITH RESPECT TO ITS RESPECTIVE PORTFOLIO SECURITIES THAN A FUND THAT IS MORE BROADLY DIVERSIFIED.

         COMPARISON OF CHANGE IN VALUE OF $3 MILLION INVESTMENT IN THE CREDIT SUISSE SELECT EQUITY FUND(2,3) INSTITUTIONAL CLASS AND
          THE S&P 500 INDEX(4) FROM INCEPTION (07/31/98). (UNAUDITED)

[CHART]
Credit Suisse Institutional Shares -- $3,265,800
S&P 500 Index(4) -- $2,560,558

                                     CREDIT SUISSE
                                  INSTITUTIONAL SHARES                  S&P 500 INDEX(4)
      7/98                            $3,000,000                          $2,967,610
      8/98                            $2,634,013                          $2,539,170
      9/98                            $2,820,009                          $2,701,269
     10/98                            $3,190,011                          $2,921,072
     11/98                            $3,434,015                          $3,098,264
     12/98                            $3,580,921                          $3,276,693
      1/99                            $3,602,925                          $3,413,659
      2/99                            $3,530,798                          $3,307,597
      3/99                            $3,787,018                          $3,439,901
      4/99                            $3,973,342                          $3,573,094
      5/99                            $3,823,122                          $3,488,733
      6/99                            $4,073,423                          $3,682,706
      7/99                            $3,887,159                          $3,567,622
      8/99                            $4,075,368                          $3,549,998
      9/99                            $3,931,246                          $3,452,692
     10/99                            $4,134,572                          $3,671,179
     11/99                            $4,431,649                          $3,746,291
     12/99                            $4,574,698                          $3,966,535
      1/00                            $4,417,553                          $3,767,257
      2/00                            $4,585,918                          $3,696,018
      3/00                            $4,990,103                          $4,057,599
      4/00                            $5,057,463                          $3,935,547
      5/00                            $5,060,330                          $3,854,789
      6/00                            $5,164,215                          $3,949,848
      7/00                            $5,133,456                          $3,888,112
      8/00                            $5,402,930                          $4,129,486
      9/00                            $5,341,177                          $3,911,491
     10/00                            $5,394,545                          $3,894,945
     11/00                            $4,900,601                          $3,587,868
     12/00                            $4,840,112                          $3,605,412
      1/01                            $5,048,715                          $3,733,332
      2/01                            $4,546,848                          $3,392,927
      3/01                            $4,126,605                          $3,177,985
      4/01                            $4,441,050                          $3,424,946
      5/01                            $4,330,050                          $3,447,894
      6/01                            $4,465,385                          $3,363,972
      7/01                            $4,320,280                          $3,330,870
      8/01                            $4,081,526                          $3,122,358
      9/01                            $3,703,600                          $2,870,227
     10/01                            $3,767,110                          $2,924,963
     11/01                            $4,132,946                          $3,149,337
     12/01                            $4,112,248                          $3,176,925
      1/02                            $4,033,341                          $3,130,573
      2/02                            $3,912,116                          $3,070,216
      3/02                            $4,039,600                          $3,185,687
      4/02                            $3,820,879                          $2,992,539
      5/02                            $3,872,384                          $2,970,514
      6/02                            $3,569,021                          $2,758,924
      7/02                            $3,265,655                          $2,543,921
      8/02                            $3,265,500                          $2,560,558

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
        CREDIT SUISSE SELECT EQUITY FUND(2,3) COMMON CLASS SHARES AND THE
             S&P 500 INDEX(4) FROM INCEPTION (10/30/98). (UNAUDITED)

[CHART]

Credit Suisse Common Shares -- $10,118
S&P 500 Index(4) -- $8,766

                                CREDIT SUISSE
                                COMMON SHARES               S&P 500 INDEX(4)
     10/98                         $10,000                      $10,000
     11/98                         $10,765                      $10,607
     12/98                         $11,220                      $11,217
      1/99                         $11,289                      $11,686
      2/99                         $11,056                      $11,323
      3/99                         $11,634                      $11,776
      4/99                         $12,437                      $12,232
      5/99                         $11,960                      $11,943
      6/99                         $12,744                      $12,607
      7/99                         $12,154                      $12,213
      8/99                         $12,619                      $12,153
      9/99                         $12,286                      $11,820
     10/99                         $12,929                      $12,568
     11/99                         $13,844                      $12,825
     12/99                         $14,292                      $13,579
      1/00                         $13,782                      $12,897
      2/00                         $14,310                      $12,653
      3/00                         $15,568                      $13,891
      4/00                         $15,779                      $13,473
      5/00                         $15,779                      $13,196
      6/00                         $16,105                      $13,522
      7/00                         $15,999                      $13,311
      8/00                         $16,836                      $14,137
      9/00                         $16,642                      $13,391
     10/00                         $16,809                      $13,334
     11/00                         $15,260                      $12,283
     12/00                         $15,076                      $12,343
      1/01                         $15,720                      $12,781
      2/01                         $14,148                      $11,615
      3/01                         $12,841                      $10,880
      4/01                         $13,817                      $11,725
      5/01                         $14,148                      $11,804
      6/01                         $13,892                      $11,516
      7/01                         $13,438                      $11,403
      8/01                         $12,680                      $10,689
      9/01                         $11,506                       $9,826
     10/01                         $11,695                      $10,013
     11/01                         $12,832                      $10,781
     12/01                         $12,766                      $10,876
      1/02                         $12,529                      $10,717
      2/02                         $12,140                      $10,511
      3/02                         $12,538                      $10,906
      4/02                         $11,854                      $10,245
      5/02                         $12,016                      $10,169
      6/02                         $11,066                       $9,445
      7/02                         $10,127                       $8,709
      8/02                         $10,118                       $8,766

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
        CREDIT SUISSE SELECT EQUITY FUND(2,3) CLASS A SHARES(1) AND THE
            S&P 500 INDEX(4) FROM INCEPTION (07/31/01). (UNAUDITED)

[CHART]

Credit Suisse Class A Shares(1) -- $7,101
S&P 500 Index(4) -- $7,687

                                CREDIT SUISSE
                                CLASS A SHARES(1)          S&P 500 INDEX(4)
      7/01                         $9,425                     $10,000
      8/01                         $8,893                      $9,374
      9/01                         $8,070                      $8,617
     10/01                         $8,210                      $8,781
     11/01                         $9,013                      $9,455
     12/01                         $8,961                      $9,538
      1/02                         $8,794                      $9,399
      2/02                         $8,521                      $9,217
      3/02                         $8,800                      $9,564
      4/02                         $8,320                      $8,984
      5/02                         $8,433                      $8,918
      6/02                         $7,767                      $8,283
      7/02                         $7,108                      $7,637
      8/02                         $7,101                      $7,687

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
         CREDIT SUISSE SELECT EQUITY FUND(2,3) CLASS B SHARES(1) AND THE
             S&P 500 INDEX(4) FROM INCEPTION (07/31/01). (UNAUDITED)

[CHART]

Credit Suisse Class B Shares(1) -- $7,249
S&P 500 Index(4) -- $7,687

                             CREDIT SUISSE
                             CLASS B SHARES(1)            S&P 500 INDEX(4)
      7/01                       $10,000                      $10,000
      8/01                        $9,429                       $9,374
      9/01                        $8,555                       $8,617
     10/01                        $8,696                       $8,781
     11/01                        $9,535                       $9,455
     12/01                        $9,477                       $9,538
      1/02                        $9,293                       $9,399
      2/02                        $8,997                       $9,217
      3/02                        $9,293                       $9,564
      4/02                        $8,778                       $8,984
      5/02                        $8,884                       $8,918
      6/02                        $8,179                       $8,283
      7/02                        $7,480                       $7,637
      8/02                        $7,249                       $7,687

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
         CREDIT SUISSE SELECT EQUITY FUND(2,3) CLASS C SHARES(1) AND THE
            S&P 500 INDEX(4) FROM INCEPTION (07/31/01). (UNAUDITED)

[CHART]

Credit Suisse Class C Shares(1) -- $7,452
S&P 500 Index(4) -- $7,687

                              CREDIT SUISSE
                            CLASS C SHARES(1)            S&P 500 INDEX(4)
     7/01                       $10,000                      $10,000
     8/01                        $9,436                       $9,374
     9/01                        $8,548                       $8,617
    10/01                        $8,682                       $8,781
    11/01                        $9,521                       $9,455
    12/01                        $9,463                       $9,538
     1/02                        $9,279                       $9,399
     2/02                        $8,990                       $9,217
     3/02                        $9,279                       $9,564
     4/02                        $8,764                       $8,984
     5/02                        $8,877                       $8,918
     6/02                        $8,179                       $8,283
     7/02                        $7,473                       $7,637
     8/02                        $7,452                       $7,687

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                  AVERAGE ANNUAL RETURNS AS OF AUGUST 31, 2002

                                                                           INCEPTION
                                          1 YEAR          3 YEARS           TO DATE
                                          ------          -------          ---------
Common Class                              (20.21%)         (7.10%)             0.31%
Institutional Class                       (19.98%)         (6.81%)             2.10%
Class A Without Sales Charge              (20.13%)            --             (22.90%)
Class A With Maximum Sales
   Charge                                 (24.74%)            --             (27.00%)
Class B Without CDSC                      (20.75%)            --             (23.50%)
Class B With CDSC                         (23.91%)            --             (25.61%)
Class C Without CDSC                      (21.03%)            --             (23.70%)
Class C With CDSC                         (21.82%)            --             (23.70%)

                 AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2002

                                                                              INCEPTION
                                             1 YEAR         3 YEARS            TO DATE
                                            --------        --------          ---------
Common Class                                (21.71%)         (9.83%)            (2.63%)
Institutional Class                         (21.47%)         (9.56%)            (0.74%)
Class A Without Sales Charge                (21.63%)            --             (28.90%)
Class A With Maximum Sales
   Charge                                   (26.13%)            --             (32.42%)
Class B Without CDSC                        (22.30%)            --             (29.47%)
Class B With CDSC                           (25.41%)            --             (31.28%)
Class C Without CDSC                        (22.49%)            --             (29.66%)
Class C With CDSC                           (23.26%)            --             (29.66%)

----------

(1) Class A shares have a maximum front-end Sales Charge of 5.75%. Total return for Class A shares for the reporting period, based on offering price (with sales charge) was -24.74%. Total return for Class B shares for the reporting period, based on redemption value (including contingent deferred sales charge) was -23.91%. Total return for Class C shares for the reporting period, based on redemption value (including contingent deferred sales charge) was -21.82%.

(2) Name changed from Credit Suisse Warburg Pincus Focus Fund effective December 12, 2001.

(3) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(4) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

CREDIT SUISSE SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2002

                                                                NUMBER OF
                                                                 SHARES       VALUE
                                                                ---------  -----------
COMMON STOCKS (98.0%)
AEROSPACE & DEFENSE (1.0%)
    United Technologies Corp.                                     2,000    $   118,780
                                                                           -----------
AIRLINES (1.0%)
    AMR Corp.*                                                   12,100        123,299
                                                                           -----------
BANKS (1.9%)
    Bank of America Corp.                                         3,300        231,264
                                                                           -----------
BEVERAGES (4.8%)
    Coca-Cola Co.                                                 3,848        196,248
    PepsiCo, Inc.                                                 9,606        379,917
                                                                           -----------
                                                                               576,165
                                                                           -----------
BIOTECHNOLOGY (0.7%)
    Gilead Sciences, Inc.*                                        2,574         82,574
                                                                           -----------
CHEMICALS (4.5%)
    Du Pont (E.I.) de Nemours & Co.                              12,600        507,906
    PPG Industries, Inc.                                            600         33,762
                                                                           -----------
                                                                               541,668
                                                                           -----------
COMMERCIAL SERVICES & SUPPLIES (4.8%)
    Cendant Corp.*                                               40,400        578,124
                                                                           -----------
COMMUNICATIONS EQUIPMENT (1.5%)
    Cisco Systems, Inc.*                                          4,400         60,808
    Motorola, Inc.                                                9,536        114,432
                                                                           -----------
                                                                               175,240
                                                                           -----------
COMPUTERS & PERIPHERALS (1.4%)
    Dell Computer Corp.*                                          6,300        167,643
                                                                           -----------
DIVERSIFIED FINANCIALS (7.5%)
    CIT Group, Inc.*                                              5,500        119,625
    Citigroup, Inc.                                               6,671        218,475
    Freddie Mac                                                   3,481        223,132
    Lehman Brothers Holdings, Inc.                                3,162        180,266
    The Goldman Sachs Group, Inc.                                 1,990        153,827
                                                                           -----------
                                                                               895,325
                                                                           -----------
ELECTRICAL EQUIPMENT (3.4%)
    Emerson Electric Co.                                          8,332        406,435
                                                                           -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
    Agilent Technologies, Inc.*                                   4,632         62,208
                                                                           -----------
HEALTHCARE EQUIPMENT & SUPPLIES (8.1%)
    Baxter International, Inc.                                    3,200        116,128
    Biomet, Inc.                                                 10,200        273,972
    Guidant Corp.*                                                1,400         51,520
    Medtronic, Inc.                                              12,700        522,986
                                                                           -----------
                                                                               964,606
                                                                           -----------

                 See Accompanying Notes to Financial Statements.

                                                                NUMBER OF
                                                                 SHARES       VALUE
                                                                ---------  -----------
COMMON STOCKS (CONTINUED)
HOTELS RESTAURANTS & LEISURE (2.2%)
    McDonald's Corp.                                             11,300    $   268,488
                                                                           -----------
INSURANCE (6.8%)
    AFLAC, Inc.                                                  12,300        376,503
    American International Group, Inc.                            7,014        440,479
    Travelers Property Casualty Corp. Class A*                        1             19
                                                                           -----------
                                                                               817,001
                                                                           -----------
MACHINERY (3.8%)
    Illinois Tool Works, Inc.                                     6,700        459,084
                                                                           -----------
MEDIA (7.4%)
    AOL Time Warner, Inc.*                                       17,100        216,315
    Clear Channel Communications, Inc.*                           8,700        297,366
    Viacom, Inc. Class B*                                         9,200        374,440
                                                                           -----------
                                                                               888,121
                                                                           -----------
METALS & MINING (2.2%)
    Alcoa, Inc.                                                  10,371        260,208
                                                                           -----------
OIL & GAS (7.7%)
    Burlington Resources, Inc.                                    1,400         53,858
    Conoco, Inc.                                                 21,300        522,915
    Exxon Mobil Corp.                                             9,600        340,320
                                                                           -----------
                                                                               917,093
                                                                           -----------
OIL & GAS EXPLORATION (2.7%)
    Transocean, Inc.                                             13,300        325,850
                                                                           -----------
PAPER & FOREST PRODUCTS (1.0%)
    International Paper Co.                                       3,000        112,950
                                                                           -----------
PERSONAL PRODUCTS (5.3%)
    Estee Lauder Companies, Inc. Class A                          3,900        116,805
    Gillette Co.                                                 16,540        521,506
                                                                           -----------
                                                                               638,311
                                                                           -----------
PHARMACEUTICALS (7.0%)
    Pfizer, Inc.                                                 17,500        578,900
    Pharmacia Corp.                                               5,862        256,170
                                                                           -----------
                                                                               835,070
                                                                           -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (4.1%)
    Intel Corp.                                                  14,700        245,049
    Novellus Systems, Inc.*                                       2,950         72,157
    Texas Instruments, Inc.                                       2,400         47,280
    Xilinx, Inc.*                                                 6,200        119,784
                                                                           -----------
                                                                               484,270
                                                                           -----------
SOFTWARE (3.5%)
    Microsoft Corp.*                                              8,500        417,180
                                                                           -----------

                 See Accompanying Notes to Financial Statements.

                                                                NUMBER OF
                                                                 SHARES       VALUE
                                                                ---------  -----------
COMMON STOCKS (CONTINUED)
SPECIALTY RETAIL (3.2%)
    Staples, Inc.*                                               17,200    $   239,080
    The Gap, Inc.                                                12,300        144,279
                                                                           -----------
                                                                               383,359
                                                                           -----------

TOTAL COMMON STOCKS (Cost $12,761,347)                                      11,730,316
                                                                           -----------
                                                                   PAR
                                                                  (000)
                                                                ---------
SHORT-TERM INVESTMENT (2.4%)
    State Street Bank and Trust Co. Euro Time Deposit, 1.688%,
    9/03/02 (Cost $287,000)                                        $287        287,000
                                                                           -----------

TOTAL INVESTMENTS AT VALUE (100.4%) (Cost $13,048,347)                      12,017,316

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.4%)                                  (50,583)
                                                                           -----------

NET ASSETS (100.0%)                                                        $11,966,733
                                                                           ===========

----------
*Non-income producing security.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE SELECT EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2002


ASSETS
    Investments at value (Cost $13,048,347)                            $12,017,316
    Cash                                                                       774
    Receivable from investment adviser                                      37,373
    Dividend and interest receivable                                        22,136
    Receivable for fund shares sold                                         17,840
    Prepaid expenses and other assets                                       33,677
                                                                       -----------
      Total Assets                                                      12,129,116
                                                                       -----------

LIABILITIES
    Administrative services fee payable                                        576
    Payable for investments purchased                                      108,644
    Distribution fee payable                                                 1,764
    Other accrued expenses payable                                          51,399
                                                                       -----------
      Total Liabilities                                                    162,383
                                                                       -----------

NET ASSETS
    Capital stock, $0.001 par value                                          1,118
    Paid-in capital                                                     20,856,618
    Accumulated undistributed net investment income                          8,420
    Accumulated net realized loss on investments                        (7,868,392)
    Net unrealized depreciation from investments                        (1,031,031)
                                                                       -----------
      Net Assets                                                       $11,966,733
                                                                       ===========

COMMON SHARES
    Net assets                                                        $  4,544,949
    Shares outstanding                                                     426,404
                                                                       -----------
    Net asset value, offering price and redemption price per share          $10.66
                                                                            ======

INSTITUTIONAL SHARES
    Net assets                                                        $  6,067,374
    Shares outstanding                                                     563,589
                                                                       -----------
    Net asset value, offering price and redemption price per share          $10.77
                                                                            ======

A SHARES
    Net assets                                                         $   565,584
    Shares outstanding                                                      53,006
                                                                       -----------
    Net asset value and redemption price per share                          $10.67
                                                                            ======
    Maximum offering price per share (net asset value/(1-5.75%))            $11.32
                                                                            ======

B SHARES
    Net assets                                                         $   517,668
    Shares outstanding                                                      48,898
                                                                       -----------
    Net asset value and offering price per share                            $10.59
                                                                            ======

C SHARES
    Net assets                                                         $   271,158
    Shares outstanding                                                      25,682
                                                                       -----------
    Net asset value and offering price per share                            $10.56
                                                                            ======

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SELECT EQUITY FUND
STATEMENT OF OPERATIONS
For the Year Ended August 31, 2002


INVESTMENT INCOME
    Dividends                                                         $    191,045
    Interest                                                                 7,990
    Securities Lending                                                         972
                                                                      ------------
      Total investment income                                              200,007
                                                                      ------------

EXPENSES
    Investment advisory fees                                               115,720
    Administrative services fees                                            15,496
    Distribution fees                                                       23,642
    Registration fees                                                      110,278
    Printing fees                                                           91,818
    Transfer agent fees                                                     51,715
    Legal fees                                                              23,863
    Custodian fees                                                          22,638
    Audit fees                                                              19,805
    Directors fees                                                          19,138
    Insurance expense                                                        3,892
    Interest expense                                                           781
    Miscellaneous expense                                                    7,005
                                                                      ------------
      Total expenses                                                       505,791
    Less: fees waived, expenses reimbursed and transfer agent offsets     (337,111)
                                                                      ------------
      Net expenses                                                         168,680
                                                                      ------------
       Net investment income                                                31,327
                                                                      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    Net realized loss from investments                                  (3,325,266)
    Net change in unrealized depreciation from investments                 (44,108)
                                                                      ------------
    Net realized and unrealized loss from investments                   (3,369,374)
                                                                      ------------
    Net decrease in net assets resulting from operations              $ (3,338,047)
                                                                      ============

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE SELECT EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                                                             FOR THE YEAR      FOR THE YEAR
                                                                                 ENDED             ENDED
                                                                            AUGUST 31, 2002    AUGUST 31, 2001
                                                                            ---------------    ---------------
FROM OPERATIONS
    Net investment income                                                    $    31,327       $    38,597
    Net realized loss from investments                                        (3,325,266)       (3,486,250)
    Net change in unrealized depreciation from investments                       (44,108)         (260,401)
                                                                             -----------       -----------
      Net decrease in net assets resulting from operations                    (3,338,047)       (3,708,054)
                                                                             -----------       -----------
FROM DIVIDENDS AND DISTRIBUTIONS
    Dividends from net investment income
      Common Class shares                                                         (7,183)           (8,382)
      Instititional Class shares                                                 (15,296)          (34,573)
      Class A shares                                                                (428)               --
    Distributions from net realized gains
      Common Class shares                                                         (9,471)         (294,273)
      Instititional Class shares                                                 (11,113)         (709,500)
      Class A shares                                                                (564)               --
      Class B shares                                                                (222)               --
      Class C shares                                                                (225)               --
                                                                             -----------       -----------
      Net decrease in net assets resulting from dividends and distributions      (44,502)       (1,046,728)
                                                                             -----------       -----------
FROM CAPITAL SHARE TRANSACTIONS
    Proceeds from sale of shares                                               8,147,181         5,253,145
    Exchange value of shares due to merger                                            --         5,074,959
    Reinvestment of dividends and distributions                                   43,919         1,044,841
    Net asset value of shares redeemed                                        (8,617,828)       (4,257,799)
                                                                             -----------       -----------
      Net increase (decrease) in net assets from capital share transactions     (426,728)        7,115,146
                                                                             -----------       -----------
    Net increase (decrease) in net assets                                     (3,809,277)        2,360,364
NET ASSETS
    Beginning of year                                                         15,776,010        13,415,646
                                                                             -----------       -----------
    End of year                                                              $11,966,733       $15,776,010
                                                                             ===========       ===========
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                              $     8,420       $    21,563
                                                                             ===========       ===========

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE SELECT EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)



                                                                          FOR THE YEAR ENDED AUGUST 31,
                                                              --------------------------------------------------
                                                                2002          2001          2000         1999(1)
                                                              ------        ------        ------         ------
PER SHARE DATA
   Net asset value, beginning of period                       $13.39        $19.13        $20.11         $15.95
                                                              ------        ------        ------         ------
INVESTMENT OPERATIONS
   Net investment income                                        0.01(2)       0.02          0.03(2)        0.02
   Net gain (loss) on investments
     (both realized and unrealized)                            (2.71)        (4.48)         4.76           4.16
                                                              ------        ------        ------         ------
        Total from investment operations                       (2.70)        (4.46)         4.79           4.18
                                                              ------        ------        ------         ------
LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income                        (0.01)        (0.03)        (0.07)         (0.02)
   Distributions from net realized gains                       (0.02)        (1.25)        (5.70)
                                                              ------        ------        ------         ------
        Total dividends and distributions                      (0.03)        (1.28)        (5.77)         (0.02)
                                                              ------        ------        ------         ------
NET ASSET VALUE, END OF PERIOD                                $10.66        $13.39        $19.13         $20.11
                                                              ======        ======        ======         ======
        Total return(3)                                       (20.21)%      (24.68)%       33.42%         26.19%
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                   $4,545        $7,696        $2,758         $   95
     Ratio of expenses to average net assets                    1.19%(4)      1.22%(4)      1.29%(4)       1.29%(5)
     Ratio of net investment income to average net assets       0.12%         0.09%         0.18%          0.17%(5)
     Decrease reflected in above operating expense
       ratios due to waivers/reimbursements                     2.24%         1.98%         1.83%          0.45%(5)
   Portfolio turnover rate                                       122%          141%          235%           209%

---------
(1) For the period October 30, 1998 (inception date) through August 31, 1999.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the fund's expense ratio.

(5) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SELECT EQUITY FUND
FINANCIAL HIGHLIGHTS
(For an Institutional Class Share of the Fund Outstanding Throughout Each
Period)



                                                                      FOR THE YEAR ENDED AUGUST 31,
                                                           ------------------------------------------------------
                                                             2002        2001        2000        1999     1998(1)
                                                           ------      ------     -------     -------     -------
PER SHARE DATA
   Net asset value, beginning of period                    $13.50      $19.25     $ 20.15     $ 13.17     $ 15.00
                                                           ------      ------     -------     -------     -------
INVESTMENT OPERATIONS
   Net investment income                                     0.04(2)     0.06        0.04        0.08        0.01
   Net gain (loss) on investments
     (both realized and unrealized)                         (2.73)      (4.50)       4.83        6.92       (1.84)
                                                           ------      ------     -------     -------     -------
        Total from investment operations                    (2.69)      (4.44)       4.87        7.00       (1.83)
                                                           ------      ------     -------     -------     -------
LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income                     (0.02)      (0.06)      (0.07)      (0.02)         --
   Distribution from net realized gains                     (0.02)      (1.25)      (5.70)         --          --
                                                           ------      ------     -------     -------     -------
     Total dividends and distributions                      (0.04)      (1.31)      (5.77)      (0.02)         --
                                                           ------      ------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD                             $10.77      $13.50     $ 19.25     $ 20.15     $ 13.17
                                                           ======      ======     =======     =======     =======
        Total return(3)                                    (19.98)%    (24.46)%     33.88%      53.21%     (12.20)%
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                $6,067      $7,912     $10,658     $35,394     $22,659
     Ratio of expenses to average net assets                 0.94%(4)    0.98%(4)    1.00%(4)    0.99%       1.00%(5)
     Ratio of net investment income to average net assets    0.35%       0.36%       0.19%       0.47%       0.92%(5)
     Decrease reflected in above operating expense
        ratios due to waivers/reimbursements                 2.13%       1.64%       1.25%       0.43%       0.30%(5)
   Portfolio turnover rate                                    122%        141%        235%        209%         52%

---------
(1) For the period July 31, 1998 (inception date) through August 31, 1998.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the fund's expense ratio.

(5) Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE SELECT EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)



                                                                                    FOR THE YEAR ENDED AUGUST 31,
                                                                                    -----------------------------
                                                                                      2002                2001(1)
                                                                                     ------               -------
PER SHARE DATA
   Net asset value, beginning of period                                              $13.39               $14.19
                                                                                     ------               ------
INVESTMENT OPERATIONS
   Net investment income                                                               0.01(2)              0.01
   Net loss on investments (both realized and unrealized)                             (2.70)               (0.81)
                                                                                     ------               ------
       Total from investment operations                                               (2.69)               (0.80)
                                                                                     ------               ------
LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income                                               (0.01)                  --
   Distributions from net realized gains                                              (0.02)                  --
                                                                                     ------               ------
       Total dividends and distributions                                              (0.03)                  --
                                                                                     ------               ------
NET ASSET VALUE, END OF PERIOD                                                       $10.67               $13.39
                                                                                     ======               ======
       Total return(3)                                                               (20.13)%              (5.64)%
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                                          $  566               $   64
     Ratio of expenses to average net assets(4)                                        1.19%                1.19%(5)
     Ratio of net investment income to average net assets                              0.09%                0.77%(5)
     Decrease reflected in above operating expense
       ratios due to waivers/reimbursements                                            2.30%                6.44%(5)
   Portfolio turnover rate                                                              122%                 141%

---------
(1) For the period July 31, 2001 (inception date) through August 31, 2001.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the fund's expense ratio.

(5) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SELECT EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)



                                                                                    FOR THE YEAR ENDED AUGUST 31,
                                                                                    -----------------------------
                                                                                      2002               2001(1)
                                                                                     ------              -------
PER SHARE DATA
   Net asset value, beginning of period                                              $13.38               $14.19
                                                                                     ------               ------
INVESTMENT OPERATIONS
   Net investment income                                                              (0.06)(2)               --(3)
   Net loss on investments (both realized and unrealized)                             (2.71)               (0.81)
                                                                                     ------               ------
       Total from investment operations                                               (2.77)               (0.81)
                                                                                     ------               ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                                              (0.02)                  --
                                                                                     ------               ------
NET ASSET VALUE, END OF PERIOD                                                       $10.59               $13.38
                                                                                     ======               ======
       Total return(4)                                                               (20.75)%              (5.71)%
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                                          $  518               $    1
     Ratio of expenses to average net assets(5)                                        1.94%                1.94%(6)
     Ratio of net investment loss to average net assets                               (0.67)%              (0.31)%(6)
     Decrease reflected in above operating expense
       ratios due to waivers/reimbursements                                            2.25%                6.47%(6)
   Portfolio turnover rate                                                              122%                 141%

---------
(1) For the period July 31, 2001 (inception date) through August 31, 2001.

(2) Per share information is calculated using the average share outstanding method.

(3) This amount represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the fund's expense ratio.

(6) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SELECT EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)



                                                                                    FOR THE YEAR ENDED AUGUST 31,
                                                                                    -----------------------------
                                                                                       2002               2001(1)
                                                                                     ------               -------
PER SHARE DATA
   Net asset value, beginning of period                                              $13.39               $14.19
                                                                                     ------               ------
INVESTMENT OPERATIONS
   Net investment income                                                              (0.06)(2)               --(3)
   Net loss on investments (both realized and unrealized)                             (2.75)               (0.80)
                                                                                     ------               ------
       Total from investment operations                                               (2.81)               (0.80)
                                                                                     ------               ------
LESS DISTRIBUTIONS
   Distributions from net realized gain                                               (0.02)                  --
                                                                                     ------               ------
NET ASSET VALUE, END OF PERIOD                                                       $10.56               $13.39
                                                                                     ======               ======
       Total return(4)                                                               (21.03)%              (5.64)%
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                                            $271                 $102
     Ratio of expenses to average net assets(5)                                        1.94%                1.94%(6)
     Ratio of net investment loss to average net assets                               (0.65)%              (0.25)%(6)
     Decrease reflected in above operating expense
       ratios due to waivers/reimbursements                                            2.25%                6.43%(6)
   Portfolio turnover rate                                                              122%                 141%

---------
(1) For the period July 31, 2001 (inception date) through August 31, 2001.

(2) Per share information is calculated using the average share outstanding method.

(3) This amount represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the fund's expense ratio.

(6) Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2002


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Credit Suisse Select Equity Fund, Inc., formerly known as Credit Suisse Warburg Pincus Focus Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks long-term capital appreciation. The Fund was incorporated under the laws of the State of Maryland on July 31, 1998.

    The Fund is authorized to offer six classes of shares: Common, Advisor, Institutional, Class A, Class B and Class C, although only Common, Institutional, Class A, Class B and Class C shares are currently offered. Common shares of the Fund bear expenses paid pursuant to a shareholder servicing and distribution agreement at an annual rate equal to .25% of the average daily net asset value of the Fund's outstanding Common shares. Class A shares are sold with a front-end sales charge of up to 5.75% and bear expenses paid pursuant to a plan of distribution at an annual rate of .25% of the average daily net asset value of the Fund's Class A shares. Class B shares are sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a plan of distribution at an annual rate of 1.00% of the average daily net asset value of the Fund's Class B shares. Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase and bear expenses paid pursuant to a plan of distribution at an annual rate of 1.00% of the average daily net asset value of the Fund's Class C shares. In addition, the Common, Class A, Class B and Class C shares bear co-administration fees. No compensation is payable for distribution services for the Fund's Institutional shares.

    A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. The Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

    B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

    C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

    D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

    E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

    F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

    G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company, the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

    H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At August 31, 2002, the Fund had no open forward foreign currency contracts.

    I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities on loan at August 31, 2002.

    Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, is engaged by the Fund to act as the Fund's securities lending agent. For the year ended August 31, 2002, the Fund earned $972 from securities lending transactions.

    Pending receipt of an exemption from the Securities and Exchange Commission ("SEC"), CSFB has agreed to charge the Fund fees for its securities lending activities equal to its cost in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waiver at any time.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

    CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of ..75% of the Fund's average daily net assets. For the year ended August 31, 2002, investment advisory fees earned and voluntarily waived, and expenses reimbursed were as follows:

           GROSS                             NET             EXPENSES
       ADVISORY FEE       WAIVER        ADVISORY FEE      REIMBURSEMENTS
       ------------     ----------      ------------      --------------
         $115,720       $(115,720)           $--            $(218,811)


    Subsequent to the period covered by this report, management determined that the Fund's advisory contract had lapsed due to an administrative error. The Fund's adviser intends to take all necessary steps to remedy this error, including seeking Board and shareholder approval to retain the amounts paid to the adviser during the period the contract had lapsed and of a new contract on the same terms as in the lapsed contract. Disclosure in these financial statements related to or dependent upon CSAM's advisory fees have been set forth assuming that this remedial action has been taken.

    Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Fund. At its meeting held on February 12, 2002 the Board of Directors approved SSB to replace PFPC, Inc. ("PFPC") as co-administrator effective June 1, 2002.

    For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .05% of the Fund's average daily net assets for the Common shares and .10% of the Fund's average daily net assets for the Class A, Class B and Class C shares. No compensation is payable by the Fund to CSAMSI for its administrative services for the Institutional shares. For the year ended August 31, 2002, administrative services fees earned and voluntarily waived by CSAMSI were $3,481 and $2,516, respectively.

    For its administrative services, PFPC was entitled to receive a fee exclusive of out-of-pocket expenses, based on the following fee structure:

              AVERAGE DAILY NET ASSETS                           ANNUAL RATE
              ------------------------                           -----------
              First $500 million                     .075% of average daily net assets
              Next $1 billion                        .065% of average daily net assets
              Over $1.5 billion                      .055% of average daily net assets

    For the period September 1, 2001 through May 31, 2002, the administrative services fees earned by PFPC (including out-of-pocket expenses) were $9,200.

    For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds administered by SSB and allocated based upon relative average net assets of each fund.

              AVERAGE DAILY NET ASSETS                           ANNUAL RATE
              ------------------------                           -----------
              First $5 billion                       .050% of average daily net assets
              Next $5 billion                        .035% of average daily net assets
              Over $10 billion                       .020% of average daily net assets

    For the period June 1, 2002 to August 31, 2002, administrative service fees earned by SSB (including out-of-pocket expenses) were $2,815.

    In addition to serving as the Fund's co-administrator, CSAMSI serves as distributor to the Fund. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of .25% of the average daily net assets of the Common and Class A shares. For Class B and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of average daily net assets of the Class B and Class C shares of the Fund. For the year ended August 31, 2002, shareholder servicing and distribution fees earned by CSAMSI were as follows:


                                                                          SHAREHOLDER SERVICING/
              FUND                                                           DISTRIBUTION FEE
              ----                                                        ----------------------
              Common Class                                                        $15,234
              Class A                                                               1,028
              Class B                                                               4,905
              Class C                                                               2,475

    Boston Financial Data Services, Inc. ("BFDS") serves as the Fund's transfer and dividend disbursement agent. The Fund has an arrangement with BFDS whereby interest earned on uninvested cash balances was used to offset a portion of its transfer agent expenses. For the year ended August 31, 2002, the Fund received credits or reimbursements under this agreement in the amount of $64.

    Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from CSAM. CSAM is then reimbursed by the Fund. For the year ended August 31, 2002, the Fund reimbursed CSAM $12,946 which is included in the Fund's transfer agent expense.

    For the year ended August 31, 2002 CSAMSI and its affiliates advised the Fund that they retained $14,219 from commissions earned on the sale of the Fund's shares.

    Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing services. For the year ended August 31, 2002, Merrill was paid $82,300 for its services to the Fund.

NOTE 3. LINE OF CREDIT

    Through June 18, 2002 the Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of ..10% per annum on the average unused amount of the Prior Credit Facility, which was allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus ..50%.

    Effective June 19, 2002, the Participating Funds, together with additional funds/portfolios advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest rate is unchanged. At August 31, 2002, there were no loans outstanding under either the New Credit Facility or the Prior Credit Facility.

    During the year ended August 31, 2002, the Fund had borrowings under the Prior Credit Facility and/or the New Credit Facility as follows:

      AVERAGE DAILY                  WEIGHTED AVERAGE                     MAXIMUM DAILY
      LOAN BALANCE                    INTEREST RATE %                   LOAN OUTSTANDING
      ------------                   ----------------                   ----------------
        $615,214                          2.239%                           $1,360,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

    For the year ended August 31, 2002, purchases and sales of investment securities (excluding short-term investments) were $18,419,250 and $18,789,151, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

    The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for each class were as follows:

                                                             COMMON CLASS
                                                          FOR THE YEAR ENDED
                                       --------------------------------------------------------
                                            AUGUST 31, 2002                 AUGUST 31, 2001
                                       ------------------------        ------------------------
                                         SHARES          VALUE           SHARES          VALUE
                                       --------     -----------        --------      ----------
   Shares sold                           85,746     $ 1,082,329         243,883      $4,115,387
   Shares exchanged due to merger            --              --         384,416       5,074,959
   Shares issued in reinvestment
     of dividends and distributions       1,174          16,076          17,797         300,770
   Shares redeemed                     (235,386)     (2,999,800)       (215,353)     (3,251,447)
                                       --------     -----------        --------      ----------
   Net increase (decrease)             (148,466)    $(1,901,395)        430,743      $6,239,669
                                       ========     ===========        ========      ==========

                                                          INSTITUTIONAL CLASS
                                                          FOR THE YEAR ENDED
                                       --------------------------------------------------------
                                            AUGUST 31, 2002                 AUGUST 31, 2001
                                       ------------------------        ------------------------
                                         SHARES          VALUE           SHARES          VALUE
                                       --------      ----------        --------      ----------
   Shares sold                          375,867      $5,037,733          59,525        $961,781
   Shares issued in reinvestment
     of dividends and distributions       1,914          26,409          43,769         744,072
   Shares redeemed                     (400,481)     (5,137,634)        (70,592)     (1,006,352)
                                       --------      ----------        --------      ----------
   Net increase (decrease)              (22,700)       $(73,492)         32,702        $699,501
                                       ========     ===========        ========      ==========

                                                                 CLASS A
                                                           FOR THE YEAR ENDED
                                          ------------------------------------------------------
                                             AUGUST 31, 2002                 AUGUST 31, 2001(1)
                                          ----------------------          ----------------------
                                          SHARES         VALUE            SHARES         VALUE
                                          ------      ----------          ------       ---------
    Shares sold                           59,162      $  743,751           4,813       $  68,478
    Shares issued in reinvestment of
      dividends and distributions             72             989              --              --
    Shares redeemed                      (11,041)       (124,324)             --              --
                                         -------      ----------          ------       ---------
    Net increase (decrease)               48,193      $  620,416           4,813       $  68,478
                                         =======      ==========          ======       =========

                                                                 CLASS B
                                                           FOR THE YEAR ENDED
                                          ------------------------------------------------------
                                             AUGUST 31, 2002                 AUGUST 31, 2001(1)
                                          ----------------------          ----------------------
                                          SHARES         VALUE            SHARES         VALUE
                                          ------      ----------          ------       ---------
    Shares sold                           64,478      $  841,625              81       $   1,150
    Shares issued in reinvestment
      of distributions                        16             221              --              --
    Shares redeemed                      (15,677)       (165,046)             --              --
                                         -------      ----------          ------       ---------
    Net increase (decrease)               48,817      $  676,800              81       $   1,150
                                         =======      ==========          ======       =========

                                                                 CLASS C
                                                           FOR THE YEAR ENDED
                                          ------------------------------------------------------
                                             AUGUST 31, 2002                 AUGUST 31, 2001(1)
                                          ----------------------          ----------------------
                                          SHARES         VALUE            SHARES         VALUE
                                          ------      ----------          ------       ---------
    Shares sold                           33,878      $  441,743           7,613       $ 106,350
    Shares issued in reinvestment
      of distributions                        16             224              --              --
    Shares redeemed                      (15,825)       (191,024)             --              --
                                         -------      ----------          ------       ---------
    Net increase (decrease)               18,069      $  250,943           7,613       $ 106,350
                                         =======      ==========          ======       =========

(1) For the period July 31, 2001 (inception date) through August 31, 2001.

    On August 31, 2002, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund were as follows:

                                                   NUMBER OF             APPROXIMATE PERCENTAGE
                                                 SHAREHOLDERS            OF OUTSTANDING SHARES
                                                 ------------            ----------------------
    Common Class                                      2                            24%
    Institutional Class                               4                            97%
    Class A                                           8                            60%
    Class B                                           6                            67%
    Class C                                           7                            74%

Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

    Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses, and excise tax regulations.

    The tax characteristics of dividends and distributions paid during the period ended August 31, for the Fund was as follows:

           ORDINARY INCOME             LONG-TERM CAPITAL GAIN
      ----------------------------------------------------------
       2002             2001           2002              2001
      -------         --------        -------           --------
      $22,907         $769,321        $21,595           $277,407

    At August 31, 2002, the components of distributable earnings on a tax basis, for the Fund were as follows:

      Undistributed ordinary income                          $     8,420
      Accumulated net realized loss                           (6,869,666)
      Unrealized appreciation (depreciation)                  (2,029,757)
                                                             -----------
                                                             $(8,891,003)
                                                             ===========

    At August 31, 2002, the Fund had capital loss carryovers available to offset possible future capital gains as follows:

                         EXPIRES AUGUST 31,
                     -------------------------
                     2007                 2010
                   --------            ----------
                   $438,300            $4,447,649

    Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax period ended August 31, 2002, the Fund elected to defer net losses arising between November 1, 2001 and August 31, 2002 of $1,983,717.

     At August 31, 2002, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were $14,047,073, $388,338, $2,418,095 and $(2,029,757), respectively.

    At August 31, 2002, the Fund reclassified $21,563 from accumulated undistributed net investment income to accumulated net realized gain (loss) from investments, to adjust for current period permanent book/tax differences. Net assets were not affected by these reclassifications.

NOTE 7. SUBSEQUENT EVENT

    Effective October 24, 2002, the Institutional Class closed. The Institutional Class had no assets as of this date and there is no plan to reopen this class at this time.

CREDIT SUISSE SELECT EQUITY FUND
REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholders of Credit Suisse Select Equity Fund, Inc.:

    In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Select Equity Fund, Inc. (the "Fund") at August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
October 21, 2002

CREDIT SUISSE SELECT EQUITY FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)


                                             TERM                               NUMBER OF
                                             OF OFFICE(1)                       PORTFOLIOS IN
                                             AND                                FUND             OTHER
                              POSITION(S)    LENGTH      PRINCIPAL              COMPLEX          DIRECTORSHIPS
                              HELD WITH      OF TIME     OCCUPATION(S) DURING   OVERSEEN BY      HELD BY
NAME, ADDRESS AND AGE         FUND           SERVED      PAST FIVE YEARS        DIRECTOR         DIRECTOR
---------------------         -----------    ---------   --------------------   --------------   -------------
INDEPENDENT DIRECTORS

Richard H. Francis            Director and   Since       Currently retired;     54               Director of
40 Grosvenor Road             Audit          1999        Executive Vice                          The Indonesia
Short Hills, New Jersey       Committee                  President and                           Fund, Inc.
07078                         Member                     Chief Financial
                                                         Officer of Pan Am
Age: 68                                                  Corporation and
                                                         Pan American
                                                         World Airways,
                                                         Inc. from 1988 to
                                                         1991

Jack W. Fritz                 Director and   Since       Private investor;      54               Director of
2425 North Fish Creek Road    Audit          Fund        Consultant and                          Advo, Inc.
P.O. Box 1287                 Committee      Inception   Director of Fritz                       (direct mail
Wilson, Wyoming 83014         Member                     Broadcasting, Inc.                      advertising)
                                                         And Fritz
Age: 73                                                  Communications
                                                         (developers and
                                                         operators of radio
                                                         stations) since
                                                         1987

Jeffrey E. Garten             Director and   Since       Dean of Yale           54               Director of
Box 208200                    Audit          Fund        School of                               Aetna, Inc.;
New Haven, Connecticut        Committee      Inception   Management and                          Director of
06520-8200                    Member                     William S. Beinecke                     Calpine Energy
                                                         Professor in the                        Corporation;
Age: 54                                                  Practice of                             Director of
                                                         International                           CarMax Group
                                                         Trade and Finance;                      (used car
                                                         Undersecretary of                       dealers)
                                                         Commerce for
                                                         International Trade
                                                         from November 1993
                                                         to October 1995;
                                                         Professor at
                                                         Columbia University
                                                         from September
                                                         1992 to November
                                                         1993

---------
(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified. The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

                                             TERM                                 NUMBER OF
                                             OF OFFICE(1)                         PORTFOLIOS IN
                                             AND                                  FUND             OTHER
                              POSITION(S)    LENGTH      PRINCIPAL                COMPLEX          DIRECTORSHIPS
                              HELD WITH      OF TIME     OCCUPATION(S) DURING     OVERSEEN BY      HELD BY
NAME, ADDRESS AND AGE         FUND           SERVED      PAST FIVE YEARS          DIRECTOR         DIRECTOR
---------------------         -----------    ---------   --------------------     --------------   -------------
INDEPENDENT DIRECTORS--(CONTINUED)

Peter F. Krogh                Director and   Since       Dean Emeritus and        54               Member of the
301 ICC                       Audit          2001        Distinguished Professor                   Board of
Georgetown University         Committee                  of International Affairs                  The Carlisle
Washington, DC 20057          Member                     at the Edmund A.                          Companies Inc.;
                                                         Walsh School of                           Member of
Age: 64                                                  Foreign Service,                          Selection
                                                         Georgetown University;                    Committee for
                                                         Moderator of PBS                          Truman Scholars
                                                         Foreign affairs                           and Henry Luce
                                                         television Series                         Scholars;
                                                                                                   Senior Associate
                                                                                                   of Center for
                                                                                                   Strategic and
                                                                                                   International
                                                                                                   Studies; Trustee
                                                                                                   of numerous
                                                                                                   world affairs
                                                                                                   organizations

James S. Pasman, Jr.          Director and   Since       Currently retired;       54               Director of
29 The Trillium               Audit          1999        President and                             Education
Pittsburgh, Pennsylvania      Committee                  Chief Operating                           Management
15238                         Member                     Officer of National                       Corp.; Director
                                                         InterGroup,Inc.                           of Tyco
Age: 70                                                  from April 1989                           International
                                                         to March 1991;                            Ltd.; Director
                                                         Chairman of                               of Credit
                                                         Permian Oil Co.                           Suisse Asset
                                                         from April 1989                           Management
                                                         to March 1991                             Income Fund,
                                                                                                   Inc.; Trustee of
                                                                                                   Credit Suisse
                                                                                                   High Yield Bond
                                                                                                   Fund; Trustee
                                                                                                   of Deutsche
                                                                                                   VIT Funds,
                                                                                                   overseeing three
                                                                                                   portfolios

                                             TERM                                 NUMBER OF
                                             OF OFFICE(1)                         PORTFOLIOS IN
                                             AND                                  FUND             OTHER
                              POSITION(S)    LENGTH      PRINCIPAL                COMPLEX          DIRECTORSHIPS
                              HELD WITH      OF TIME     OCCUPATION(S) DURING     OVERSEEN BY      HELD BY
NAME, ADDRESS AND AGE         FUND           SERVED      PAST FIVE YEARS          DIRECTOR         DIRECTOR
---------------------         -----------    ---------   --------------------     --------------   -------------
INDEPENDENT DIRECTORS--(CONTINUED)

Steven N. Rappaport           Director and   Since       Partner of RZ Capital    54               Director of
RZ Capital LLC                Audit          1999        LLC since 2001;                           The First Israel
40 East 52nd Street           Committee                  President of Loanet,                      Fund, Inc.
New York, New York            Chairman                   Inc.(on-line accounting
10022                                                    service) from 1997 to
                                                         2001; Executive Vice
Age: 52                                                  President of Loanet,
                                                         Inc. from 1994 to 1997;
                                                         Director, President,
                                                         North American
                                                         Operations, and
                                                         former Executive Vice
                                                         President from 1992
                                                         to 1993 of Worldwide
                                                         Operations of
                                                         Metallurg Inc.
                                                         (manufacturer of
                                                         specialty metals and
                                                         alloys); Executive
                                                         Vice President,
                                                         Telerate, Inc.
                                                         (provider of
                                                         real-time information
                                                         to the capital
                                                         markets) from 1987 to
                                                         1992; Partner in the
                                                         law firm of Hartman &
                                                         Craven until 1987

INTERESTED DIRECTOR

William W. Priest(2)          Director       Since       Senior Partner and        54              Director of The
Steinberg Priest & Sloane                    1999        Fund Manager,                             Brazilian Equity
Capital Management                                       Steinberg Priest & Sloane                 Fund, Inc.; The
12 East 49th Street                                      Capital Management since                  Chile Fund, Inc.;
12th Floor                                               March 2001; Chairman                      The Emerging
New York, New York                                       and Managing Director                     Markets Tele-
10017                                                    of CSAM from 2000                         communications
                                                         to February 2001, Chief                   Fund, Inc.; The
Age: 60                                                  Executive Officer and                     First Israel
                                                         Managing Director of                      Fund, Inc.; The
                                                         CSAM from 1990 to 2000                    Latin America
                                                                                                   Equity Fund, Inc.;
                                                                                                   The Indonesia
                                                                                                   Fund, Inc.;
                                                                                                   and Credit
                                                                                                   Suisse Asset
                                                                                                   Management
                                                                                                   Income Fund, Inc.

---------
(2) Mr. Priest is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of CSAM until February 2001.

                                             TERM
                                             OF OFFICE(1)
                                             AND
                              POSITION(S)    LENGTH
                              HELD WITH      OF TIME
NAME, ADDRESS AND AGE         FUND           SERVED      PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------         ----------     ---------   ----------------------------------------------
OFFICERS

Laurence R. Smith             Chairman       Since       Managing Director and Global Chief Investment
Credit Suisse Asset                          2002        Officer of CSAM; acting Chief Executive Officer
Management LLC                                           of CSAM Americas; Associated with JP Morgan
466 Lexington Avenue                                     Investment Management from 1981 to 1999.
New York, New York
10017-3147

Age: 44

Hal Liebes, Esq.              Vice President Since       Managing Director and Global General Counsel of
Credit Suisse Asset           and Secretary  1999        CSAM; Associated with Lehman Brothers, Inc.
Management LLC                                           from 1996 to 1997; Associated with CSAM
466 Lexington Avenue                                     from 1995 to 1996; Associated with CS First Boston
New York, New York                                       Investment Management from 1994 to 1995; Associated
10017-3147                                               with Division of Enforcement, U.S. Securities and
                                                         Exchange Commission from 1991 to 1994

Age: 38

Michael A. Pignataro          Treasurer      Since       Director and Director of Fund Administration
Credit Suisse Asset           and Chief      1999        of CSAM; Associated with CSAM since 1984
Management LLC                Financial
466 Lexington Avenue          Officer
New York, New York
10017-3147

Age: 42

Gregory N. Bressler, Esq.     Assistant      Since       Vice President and Legal Counsel of CSAM since
Credit Suisse Asset           Secretary      2000        January 2000; Associated with the law firm of
Management LLC                                           Swidler Berlin Shereff Friedman LLP from 1996 to 2000
466 Lexington Avenue
New York, New York
10017-3147

Age: 35

                                             TERM
                                             OF OFFICE(1)
                                             AND
                              POSITION(S)    LENGTH
                              HELD WITH      OF TIME
NAME, ADDRESS AND AGE         FUND           SERVED      PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------         ----------     ---------   ----------------------------------------------
OFFICERS--(CONTINUED)

Kimiko T. Fields, Esq.        Assistant      Since       Assistant Vice President and Legal Counsel of CSAM
Credit Suisse Asset           Secretary      2002        since December 2000; Assistant Vice President,
Management LLC                                           Institutional Marketing Department, CSAM, from
466 Lexington Avenue                                     January 2000 to December 2000; Marketing Associate,
New York, New York                                       International Equity Department, Warburg Pincus Asset
10017-3147                                               Management, Inc. from January 1998 to January 2000;
                                                         self-employed author and consultant, from
Age: 38                                                  January 1996 to January 1997.

Rocco A. DelGuercio           Assistant      Since       Vice President and Administrative Officer of CSAM;
Credit Suisse Asset           Treasurer      1999        Associated with CSAM since June 1996; Assistant
Management LLC                                           Treasurer, Bankers Trust Corp.-- Fund Administration
466 Lexington Avenue                                     from March 1994 to June 1996; Mutual Fund
New York, New York                                       Accounting Supervisor, Dreyfus Corporation from
10017-3147                                               April 1987 to March 1994.

Age: 38

Joseph Parascondola           Assistant      Since       Assistant Vice President-- Fund Administration of CSAM
Credit Suisse Asset           Treasurer      2000        since April 2000; Assistant Vice President, Deutsche
Management LLC                                           Asset Management from January 1999 to April 2000;
466 Lexington Avenue                                     Assistant Vice President, Weiss, Peck & Greer LLC from
New York, New York                                       November 1995 to December 1998
10017-3147

Age: 38

    The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE SELECT EQUITY FUND
TAX INFORMATION LETTER
August 31, 2002


IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS (UNAUDITED)

    Corporate shareholders should note for the year ended August 31, 2002, the percentage of the Fund's investment income (I.E., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is 100.00%.

IMPORTANT TAX INFORMATION FOR SHAREHOLDERS (UNAUDITED)

    During the year ended August 31, 2002, the Fund declared dividends of $21,595 that were designated as 20% long-term capital gains dividends.

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P.O. BOX 9030, BOSTON, MA 02205-9030       [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-927-2874 - www.CreditSuisseFunds.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       WPSEQ-2-0802